Share based compensation (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, number of shares, Beginning
Weighted-Average Exercise Price Per Share, beginning
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	436,226	120,002
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	436,226	120,002
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		$ 4.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price
Options Outstanding, number of shares, Ending
Weighted-Average Exercise Price Per Share, Ending
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, number of shares, Beginning
Weighted-Average Exercise Price Per Share, beginning
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	225,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 7.78
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price
Options Outstanding, number of shares, Ending	225,000
Weighted-Average Exercise Price Per Share, Ending	$ 7.78